Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LKCM Funds
Entity Central Index Key	0000918942
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Balanced Fund
Class Name	LKCM Balanced Fund
Trading Symbol	LKBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Balanced Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literatureYou can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Balanced Fund	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 105,022,014
Holdings Count | $ / shares	122
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$105,022,014
Number of Holdings	122
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Information Technology	21.1%
Industrials	13.0%
Health Care	10.7%
Financials	10.6%
Energy	9.7%
Materials	8.3%
Consumer Staples	7.6%
Communication Services	7.4%
Consumer Discretionary	6.4%
Utilities	2.7%
Real Estate	1.4%
Money Market Funds	1.1%

Security Type (% of Net Assets)
Equity	68.8%
Fixed Income	29.8%
Cash Equivalents	1.4%

Top 10 Issuers (% of Net Assets)
Apple Inc	4.2%
NVIDIA Corp	3.8%
Alphabet Inc	3.0%
Amazon.com Inc	2.3%
Microsoft Corp	2.3%
Invesco Government & Agency Portfolio	1.8%
Linde PLC	1.8%
Meta Platforms Inc	1.8%
The Coca-Cola Co.	1.7%
L3Harris Technologies Inc	1.6%

Updated Prospectus Web Address	https://www.lkcmfunds.com/literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Equity Fund
Class Name	LKCM Equity Fund
Trading Symbol	LKEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Equity Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literatureYou can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Equity Fund	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 498,868,861
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$498,868,861
Number of Holdings	50
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Industrials	29.0%
Information Technology	22.5%
Materials	8.7%
Communication Services	8.6%
Energy	7.5%
Health Care	6.7%
Consumer Discretionary	6.4%
Financials	6.4%
Consumer Staples	2.4%
Money Market Funds	1.8%

Top 10 Issuers (% of Net Assets)
Alphabet Inc	7.9%
NVIDIA Corp	5.6%
Microsoft Corp	5.2%
Apple Inc	5.2%
Valmont Industries Inc	3.5%
Teledyne Technologies Inc	3.3%
JPMorgan Chase & Co.	3.3%
Ecolab Inc	3.1%
Waste Connections Inc	3.0%
Linde PLC	2.3%

Updated Prospectus Web Address	https://www.lkcmfunds.com/literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Fixed Income Fund
Class Name	LKCM Fixed Income Fund
Trading Symbol	LKFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Fixed Income Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literatureYou can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Fixed Income Fund	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 268,369,360
Holdings Count | $ / shares	78
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$268,369,360
Number of Holdings	78
Portfolio Turnover	8%
Effective Duration	3.66 years
30-Day SEC Yield	4.12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Industrials	15.2%
Information Technology	13.9%
Government Bonds	13.1%
Health Care	12.8%
Energy	10.7%
Communication Services	7.6%
Consumer Discretionary	6.8%
U.S. Government Sponsored Entities	6.1%
Financials	5.4%
Real Estate	4.6%
Cash & Other	3.8%

Top 10 Issuers (% of Net Assets)
Emerson Electric Co., 3.18%, 03/15/35	3.1%
United States Treasury Note/Bond, 3.14%, 11/15/32	3.1%
Stryker Corp., 2.82%, 02/10/30	2.8%
Kinder Morgan Inc., 2.76%, 06/01/33	2.7%
Trimble Inc., 2.34%, 03/15/33	2.3%
Tractor Supply Co., 2.23%, 10/15/34	2.2%
Waste Management Inc., 2.17%, 03/15/28	2.1%
Roper Technologies Inc., 2.16%, 07/31/33	2.1%
L3Harris Technologies Inc., 2.11%, 11/15/31	2.1%
Amgen Inc., 2.09%, 02/01/28	2.1%

Updated Prospectus Web Address	https://www.lkcmfunds.com/literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM International Equity Fund
Class Name	LKCM International Equity Fund
Trading Symbol	LKINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM International Equity Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literatureYou can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM International Equity Fund	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 101,453,353
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$101,453,353
Number of Holdings	48
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Financials	22.0%
Industrials	16.8%
Information Technology	12.5%
Health Care	11.6%
Consumer Discretionary	8.6%
Money Market Funds	6.7%
Consumer Staples	6.3%
Materials	6.1%
Energy	5.9%
Communication Services	3.5%

Top 10 Issuers (% of Net Assets)
ASML Holding NV	3.7%
Infineon Technologies AG	3.2%
MSILF Government Portfolio	3.0%
Invesco Government & Agency Portfolio	3.0%
Royal Bank of Canada	2.6%
ABB Ltd	2.5%
InterContinental Hotels Group PLC	2.5%
ING Groep NV	2.4%
Barclays PLC	2.4%
Coca-Cola HBC AG	2.3%

Top Ten Countries (% of Net Assets)
United Kingdom	20.8%
Germany	14.1%
France	13.4%
Switzerland	11.1%
Canada	8.9%
Netherlands	8.1%
Japan	4.4%
Australia	2.2%
Finland	2.0%
Sweden	2.0%

Updated Prospectus Web Address	https://www.lkcmfunds.com/literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Small Cap Equity Fund
Class Name	LKCM Small Cap Equity Fund
Trading Symbol	LKSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Small Cap Equity Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literatureYou can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small Cap Equity Fund	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 362,929,322
Holdings Count | $ / shares	76
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$362,929,322
Number of Holdings	76
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Industrials	20.8%
Information Technology	15.2%
Health Care	12.5%
Financials	11.9%
Consumer Discretionary	10.7%
Energy	7.1%
Money Market Funds	7.0%
Consumer Staples	5.9%
Materials	4.9%
Communication Services	2.9%
Real Estate	1.1%

Top 10 Issuers (% of Net Assets)
MSILF Government Portfolio	3.0%
Invesco Government & Agency Portfolio	3.0%
Rogers Corp	2.8%
Tower Semiconductor Ltd	2.6%
Materion Corp	2.2%
The Vita Coco Co Inc	2.2%
Lumentum Holdings Inc	2.1%
Ciena Corp	2.1%
Mercury Systems Inc	2.0%
CECO Environmental Corp	2.0%

Updated Prospectus Web Address	https://www.lkcmfunds.com/literature.
Institutional Class
Shareholder Report [Line Items]
Fund Name	LKCM Small-Mid Cap Equity Fund
Class Name	LKCM Small-Mid Cap Equity Fund
Trading Symbol	LKSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Small-Mid Cap Equity Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literatureYou can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small-Mid Cap Equity Fund	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 46,408,056
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,408,056
Number of Holdings	57
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Industrials	24.9%
Financials	18.3%
Health Care	13.4%
Information Technology	12.3%
Materials	9.0%
Consumer Discretionary	7.8%
Energy	4.9%
Money Market Funds	3.1%
Utilities	2.5%
Real Estate	1.9%
Consumer Staples	1.2%
Communication Services	0.7%

Top 10 Issuers (% of Net Assets)
BrightSpring Health Services Inc	5.5%
FTAI Aviation Ltd	3.9%
Tower Semiconductor Ltd	3.3%
Materion Corp	3.2%
Natera Inc	3.2%
FirstCash Holdings Inc	3.0%
Invesco Government & Agency Portfolio	3.0%
Mercury Systems Inc	2.8%
NCR Atleos Corp	2.7%
SPX Technologies Inc	2.6%

Updated Prospectus Web Address	https://www.lkcmfunds.com/literature.
LKCM Aquinas Catholic Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM Aquinas Catholic Equity Fund
Class Name	LKCM Aquinas Catholic Equity Fund
Trading Symbol	AQEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Aquinas Catholic Equity Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aquinasfunds.com/applications-documents/You can also request this information by contacting us at 1-800-423-6369.
Additional Information Phone Number	1-800-423-6369
Additional Information Website	https://www.aquinasfunds.com/applications-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Aquinas Catholic Equity Fund	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 55,262,124
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$55,262,124
Number of Holdings	44
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors (% of Net Assets)
Information Technology	28.4%
Materials	12.7%
Industrials	12.0%
Consumer Discretionary	11.1%
Energy	8.0%
Communication Services	7.6%
Health Care	6.3%
Consumer Staples	4.1%
Utilities	3.7%
Financials	3.7%
Money Market Funds	2.4%

Top 10 Issuers (% of Net Assets)
Alphabet Inc	6.1%
NVIDIA Corp	5.4%
Palo Alto Networks Inc	4.3%
Apple Inc	4.2%
Microsoft Corp	4.0%
Amazon.com Inc	3.5%
Corteva Inc	3.5%
Stryker Corp	3.1%
The Sherwin-Williams Co.	3.1%
Teledyne Technologies Inc	3.0%

Updated Prospectus Web Address	https://www.aquinasfunds.com/applications-documents/